Shareholder Fees - FidelityEmergingMarketsFund-KPRO	Dec. 30, 2023 USD ($)
FidelityEmergingMarketsFund-KPRO | Fidelity Emerging Markets Fund
Shareholder Fees:
(fees paid directly from your investment)	none